United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-3181

(Investment Company Act File Number)

Federated Short-Intermediate Duration Municipal Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  6/30/08

Date of Reporting Period:  Fiscal year ended 6/30/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Short-Intermediate Duration Municipal Trust

Established 2006

(formerly, Federated Short-Term Municipal Trust)

ANNUAL SHAREHOLDER REPORT

June 30, 2008

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND FUND OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 6/30/2008		Period Ended 6/30/2007	[1]
Net Asset Value, Beginning of Period	$10.07		$10.16
Income From Investment Operations:
Net investment income	0.31		0.17
Net realized and unrealized loss on investments	(0.11)		(0.09)
TOTAL FROM INVESTMENT OPERATIONS	0.20		0.08
Less Distributions:
Distributions from net investment income	(0.31)		(0.17)
Net Asset Value, End of Period	$ 9.96		$10.07
Total Return [2]	1.98%		0.78%

Ratios to Average Net Assets:
Net expenses	0.96	% [3]	0.99	% [4]
Net investment income	3.06%		2.99	% [4]
Expense waiver/reimbursement [5]	0.20%		0.16	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$37,370		$47,763
Portfolio turnover	41%		32	% [6]

1 Reflects operations for the period from December 11, 2006 (date of initial public investment) to June 30, 2007.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized. As of October 31, 2007, the Fund changed from investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of less than three years to investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended June 30, 2008 is 0.96% after taking into account these expense reductions.

4 Computed on annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended June 30, 2007.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,003.10	$4.78
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.09	$4.82

1 Expenses are equal to the Fund's annualized net expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 1.98% for the Class A Shares. 1 The total returns of the Lehman Brothers 1-Year Municipal Bond Index (LB1MI) and Lehman Brothers 3-Year Municipal Bond Index (LB3MI), were 4.95% and 5.58%, respectively, during the 12-month reporting period. 2 The total return of a custom blended index of the LB1MI (50%) and the LB3MI (50%) (the "Blended Index") was 5.26% during the 12-month reporting period. 3 The fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the LB1MI, LB3MI or Blended Index.

1 The fund offers two other share classes, Institutional Shares and Institutional Service Shares, for which a separate Annual Shareholder Report has been prepared. The fund's total return, based on net asset value, for the 12-month reporting period was 2.47% for Institutional Shares and 2.25% for Institutional Service Shares. A copy of the Annual Shareholder Report for the fund's Institutional Shares and Institutional Service Shares can be obtained free of charge by visiting www.federatedinvestors.com or by calling the fund at 1-800-341-7400. Shareholders should note that, effective October 31, 2007: (a) the fund changed its name from Federated Short-Term Municipal Trust to Federated Short-Intermediate Duration Municipal Trust; and (b) the fund invested in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years. The fund does not limit itself to securities of a particular maturity range. Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

2 The LB1MI and the LB3MI were the fund's benchmark indexes during the 12-month reporting period. Effective July 1, 2008, the fund's investment adviser has elected to change the fund's benchmark index to only the LB3MI. The LB3MI is more representative of the securities typically held by the fund. The LB1MI is the one year (1-2) component of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a minimum maturity value of at least $7 million, and mature in at least one, but not more than two, years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the alternative minimum tax (AMT). The LB3MI is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a maturity value of at least $7 million, and a maturity range of two to four years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the AMT. The LB1MI and LB3MI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the fund's performance. Indexes are unmanaged and, unlike the fund, are not affected by cash flows. It is not possible to invest directly in an index.

3 Effective July 1, 2008, the fund's investment adviser also has decided to no longer use the Blended Index as a performance benchmark for the fund. The Blended Index is a custom blended index comprised of the LB1MI (50% and 1-2 years maturity) and LB3MI (50% and 2-4 years maturity). It is not adjusted to reflect sales charges, expense or other fees that the SEC requires to be reflected in the fund's performance. Indexes are unmanaged and, unlike the fund, are not affected by cash flows. It is not possible to invest directly in an index.

The fund's investment strategy focused on: (a) managing the effective duration of its portfolio (which indicates the portfolio's price sensitivity to interest rates); 4 (b) the selection of securities with short-term maturities from one to five years (expressed by a yield curve showing the relative yield of securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as sectors); and (d) the credit quality and ratings of the portfolio securities (which indicates the risk that securities may default). 5 These were the most significant factors affecting the fund's performance relative to its benchmark indices.

The following discussion focuses on the performance of the fund's Class A Shares. The 1.98% total return of the Class A Shares for the reporting period consisted of 3.07% of tax-exempt dividends and (1.09)% of price depreciation in the net asset value of the shares. 6

4 Bond prices are sensitive to interest rates and a rise in interest rates can cause a decline in their prices.

5 Shareholders should note that, at its August 2007 meeting, the Board of Trustees of the fund approved the adoption of a non-fundamental operating policy for the fund under which the fund will invest at least a majority of its assets in securities rated investment-grade (or unrated securities of comparable quality), and may purchase securities rated below investment-grade (or unrated securities of comparable quality), which are also known as junk bonds, up to 49% of its assets. The fund will not have a specific minimum quality rating. Investment-grade securities are securities that are rated at least BBB or unrated securities of comparable quality. Noninvestment-grade securities are securities that are not rated at least BBB or unrated securities of comparable quality. Credit ratings are an indication of the risk that a security may default. They do not protect against credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default. Prior to the adoption of this non-fundamental operating policy, the fund could invest up to 100% of its assets in fixed-income securities rated BBB or in unrated but comparable securities.

6 Income may be subject to state and local taxes. Shareholders should note that, beginning on October 31, 2007, the fund gained the ability to invest in certain securities (such as, market discount bonds, credit default swaps and other derivative contracts and other permissible investments) that will likely cause the fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes). Shareholders also should note that, after October 31, 2007, the fund's assets normally (except in certain circumstances) were, and will be, invested entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals and corporations.

MARKET OVERVIEW

During the 12-month reporting period the market's perception of risk changed significantly. Market volatility spiked and a credit crunch developed as banks tightened credit standards and the money markets suffered dislocations in response to the bursting of the housing bubble. Toward the end of the period, conditions in the market for subprime mortgages and related instruments, including segments of the asset-backed commercial paper market, deteriorated sharply. This led to volatile financial market conditions and an increased investor preference for assets that traditionally have been perceived as less "risky" or "safer assets" as well as revisions in expectations concerning Federal Reserve (the "Fed") policy. During the period, the Fed reduced the Federal Funds Target Rate ("FFTR") from 5.25% to 2.00% as economic growth suffered. At the end of the period, the Fed shifted its focus from downside risks to growth to concern over the upside risks to inflation, and kept the "FFTR" unchanged.

Over most of the period, short-term interest rates (i.e. two-year Treasury notes) moved sharply lower reflecting Fed policy, a flight to quality and liquidity, and credit market concerns before inflationary concerns due to energy and commodities emerged in April causing rates to reverse course and move moderately higher. In this environment, tax-exempt municipal credit spreads widened, or the yield difference between AAA-rated tax-exempt municipal bonds and bonds of lower credit quality and similar maturity increased.

Financial markets have remained under considerable stress and credit conditions have tightened further for businesses and households while information available at or near the end of the reporting period pointed to a deepening of the housing contraction as well as softening in the labor markets. The tax-exempt municipal bond market was not immune from the events in the housing and mortgage markets. Credit risk and liquidity concerns resulted in a widening of municipal credit spreads and a steepening of the tax-exempt municipal yield curve with short-term rates declining and long-term interest rates rising (that is, as securities provided higher incremental income or yield as maturities became longer, the amount of the increase in incremental income was more or less steepened). Because of this significant yield curve steepening, short and intermediate (1- to 3-, and 3- to 10-year) maturity bonds outperformed long-term maturity bonds (10+ years) during the period.

During the 12-month reporting period, the two-year Treasury note yield reflected market volatility, moving from 4.85% at the beginning of the reporting period to a low of 1.35% in March of 2008 before ending at 2.59%. The two-year tax-exempt municipal bond yield reacted with far less volatility as yields moved from 3.81% at the beginning of the reporting period to a low of 2.05% in February 2008 before ending the reporting period at 2.57%.

DURATION

During the period, the fund's dollar-weighted average duration typically ranged from 2.20 to 2.60 years, which was long compared to the approximate duration average of the LB1MI (1.38 years duration) and close compared to the approximate duration average of the LB3MI (2.65 years duration), at the end of the reporting period. The fund's adviser considered the duration of the Blended Index, about 2.00 years, as a neutral position in managing duration of the fund. Duration management remained a significant component of the fund's investment strategy and had a positive impact on performance during the period as the adviser sought to take advantage of changing market expectations concerning short-term interest rate movements.

As determined at the end of the 12-month reporting period, the fund's duration averaged approximately 2.40 years, which was slightly shorter than the duration of the LB3MI and longer than the duration of the LB1MI and the Blended Index. The shorter/longer a fund's duration relative to an index, the less/more its net asset value will react as interest rates change. As a result, as short and intermediate tax-exempt municipal yields fell, the fund's generally longer duration benefited the net asset value of the fund.

MATURITY AND YIELD CURVE

To achieve the fund's duration targets and to maintain the duration of the fund during the reporting period, the fund focused on buying tax-exempt municipal bonds maturing inside of eight years, with many of the new purchases being of tax-exempt municipal bonds with maturities from three- to seven-years. This decision to purchase three- to seven-year bonds helped boost fund performance relative to the LB1MI and LB3MI as bonds in this maturity range outperformed those bonds contained in the LB1MI (one to two years) and many of those in the LB3MI (two to four years) especially as interest rates declined during the period.

However, at the beginning of the reporting period, the fund had over 25% of the portfolio maturing inside of one year, and since neither the LB1MI nor the LB3MI has a one-year or less weighting, this hurt the fund's performance relative to both indices.

SECTOR ALLOCATION

During the 12-month reporting period, the fund allocated more of its portfolio to securities issued by hospitals and senior care projects. The fund also allocated less of the portfolio to general obligation bonds issued by cities, states and school districts as well as bonds pre-refunded by U.S. Treasuries. These allocations hurt the fund's performance due to the widening of credit spreads within these sectors and the demand by investors for the higher relative quality of pre-refunded and general obligation bonds. The municipal bond insurance companies that had insured mortgage-backed related securities also experienced credit weakening as the housing market deteriorated during the period. This had a negative price impact on tax-exempt municipal bonds owned by the fund that are insured by municipal bond insurers such as Radian Assurance, Federal Guaranty Insurance Corporation and XL Capital Assurance, Inc.

CREDIT QUALITY

Although there was no appreciable change in fundamental municipal market credit quality during the 12-month reporting period, both the change in risk-taking by investors and the negative impact on market liquidity resulted in underperformance of bonds rated A and BBB relative to bonds rated in the higher rating categories. With the increase in credit spreads in the second half of the period, and the widening of credit spreads to a greater extent for A- and BBB-rated (or comparable quality) debt, the fund's overweight, relative to the LB1MI and LB3MI, in A- and BBB-rated debt during the reporting period hurt the fund's performance as the yield on lower rated debt increased to a greater extent than for other investment-grade securities. 5

GROWTH OF A $10,000 INVESTMENT-CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Short-Intermediate Duration Municipal Trust (Class A Shares) (the "Fund") from December 11, 2006 (start of performance) to June 30, 2008, compared to the Lehman Brothers 1-Year Municipal Bond Index (LB1MI), 2 the Lehman Brothers 3-Year Municipal Bond Index (LB3MI) 2,3 and a blend of indexes comprised of 50% of the LB1MI and 50% of the LB3MI (the "Blended Index"). 2

Average Annual Total Return [4] for the Period Ended 6/30/2008
1 Year	0.97%
Start of Performance (12/11/2006)	1.13%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00%.

1 Represents a hypothetical investment of $10,000 in the fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The fund's performance assumes the reinvestment of all dividends and distributions. The LB1MI and LB3MI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LB1MI is the one year (1-2) component of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a minimum maturity value of at least $7 million and mature in at least one, but not more than two, years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the alternative minimum tax (AMT). The LB3MI is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a maturity value of at least $7 million and a maturity range of two to four years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the AMT. The Blended Index is a custom blended index comprised of the LB1MI (50% and 1-2 years maturity) and LB3MI (50% and 2-4 years maturity). Indexes are unmanaged, and unlike the fund, are not affected by cash flows. The LB1MI, LB3MI and the Blended Index are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. It is not possible to invest directly in an index.

3 The LB1MI and the LB3MI were the fund's benchmark indexes during the 12-month reporting period. Effective July 1, 2008, the fund's investment adviser has elected to change the fund's benchmark index to only the LB3MI. The LB3MI is more representative of the securities typically held by the fund. Effective July 1, 2008, the fund's investment adviser also has decided to no longer use the Blended Index as a performance benchmark for the fund.

4 Total return quoted reflects all applicable sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At June 30, 2008, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Insured	26.6%
Hospital	18.2%
Senior Care	11.2%
General Obligation--Local	9.7%
General Obligation--State	8.1%
Industrial Development/Pollution Control	5.7%
Electric & Gas	3.9%
Public Power	2.7%
Education	2.6%
Bank Enhanced	2.1%
Other [2]	6.1%
Other Assets and Liabilities--Net [3]	3.1%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector.

2 For purposes of this table, sector classifications constitute 90.8% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2008

Principal Amount			Value
		MUNICIPAL BONDS--93.4%
		Alabama--3.9%
$650,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2010	$667,524
500,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2011	512,915
550,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2012	562,100
2,000,000		Mobile, AL IDB, PCRBs (Series 2007C), 5.00% TOBs (Alabama Power Co.), Mandatory Tender 3/19/2015	2,028,340
1,000,000		Mobile, AL IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011	977,130
1,000,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2012	996,730
1,000,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2013	986,700
1,170,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2014	1,147,571
		TOTAL	7,879,010
		Arkansas--0.6%
1,190,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	1,133,963
		California--2.2%
3,000,000		California Health Facilities Financing Authority, INS Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(GTD by California Mortgage Insurance), 7/1/2011	3,021,090
1,500,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	1,501,530
		TOTAL	4,522,620
		Colorado--7.5%
2,375,000		Adonea, CO Metropolitan District No. 2, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	2,382,837
140,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	141,616
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--continued
$1,770,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2010	$1,814,179
1,000,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	1,012,250
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2010	511,025
1,300,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2011	1,324,050
2,135,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2012	2,161,901
2,700,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 12/1/2010	2,747,358
2,705,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 12/1/2011	2,747,928
490,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	495,655
		TOTAL	15,338,799
		Connecticut--1.4%
2,630,000		Connecticut State, Refunding UT GO Bonds (Series 2001E), 5.00%, 11/15/2011	2,785,827
		Delaware--0.3%
635,000		Delaware Health Facilities Authority, Revenue Bonds (Series 2005A), 5.00% (Beebe Medical Center), 6/1/2010	645,427
		District of Columbia--0.5%
1,000,000		District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.00% (FGIC INS), 2/1/2012	1,026,440
		Florida--6.7%
3,000,000		Alachua County, FL Health Facilities Authority, Revenue Bonds (Series 2007A), 2.667% (Shands Teaching Hospital and Clinics, Inc.), 12/1/2037	2,352,000
740,000	[1]	Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	740,030
1,000,000		Halifax Hospital Medical Center, FL, 5.00%, 6/1/2012	1,013,370
1,000,000		Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/Sunbelt Obligated Group), 11/15/2010	1,031,550
2,000,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (XL Capital Assurance Inc. INS), 7/1/2010	2,076,400
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--continued
$3,445,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (XL Capital Assurance Inc. INS), 7/1/2011	$3,603,091
1,000,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2013	1,065,720
1,000,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2014	1,068,530
640,000		Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance INS), 10/15/2011	652,826
		TOTAL	13,603,517
		Georgia--6.5%
3,000,000		Burke County, GA Development Authority, PCRBs (Fifth Series 1994), 4.375% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2010	3,028,080
2,100,000		Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(MBIA Insurance Corp. INS), Mandatory Tender 4/1/2011	2,126,334
5,000,000		Clarke County, GA School District, GO Bonds (Series 2007), 5.00% (GTD by Georgia State), 9/1/2010	5,229,350
935,000		Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2010	925,126
2,000,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	1,978,980
		TOTAL	13,287,870
		Illinois--4.5%
2,000,000		Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (FSA INS), 11/1/2015	2,158,020
3,000,000		Illinois Development Finance Authority, Adjustable-Rate Gas Supply Refunding Revenue Bonds (Series 2003B), 3.75% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 2/1/2012	2,927,130
250,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2010	254,282
760,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2011	772,677
800,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2012	812,024
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Illinois--continued
$1,200,000		Quincy, IL, Revenue Refunding Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2010	$1,240,080
1,000,000		Quincy, IL, Revenue Refunding Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2011	1,034,110
		TOTAL	9,198,323
		Indiana--1.3%
815,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2009	832,123
860,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2010	885,946
1,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds (Series 2006B), 5.00% (Clarian Health Partners, Inc.), 2/15/2010	1,022,500
		TOTAL	2,740,569
		Iowa--1.5%
1,000,000		Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.00% (Care Initiatives), 7/1/2009	996,340
1,000,000		Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2011	996,030
1,000,000		Iowa Finance Authority, PCR Refunding Bonds (Series 2005), 5.00% (Interstate Power and Light Co.)/(FGIC INS), 7/1/2014	985,000
		TOTAL	2,977,370
		Kansas--3.5%
350,000		Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2012	362,302
2,105,000		Saline County, KS Unified School District No. 305, Refunding & Improvement UT GO Bonds, 5.25% (FSA INS), 9/1/2010	2,213,913
1,190,000		Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009	1,190,452
3,165,000		Wichita, KS Water & Sewer Utility, Refunding Revenue Bonds (Series 2005A), 5.00% (FGIC INS), 10/1/2011	3,302,867
		TOTAL	7,069,534
		Louisiana--3.0%
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2009	2,031,220
4,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.25% (AMBAC INS), 6/1/2010	4,101,200
		TOTAL	6,132,420
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Michigan--2.3%
$500,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2009	$504,815
750,000		Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2012	773,715
1,000,000		Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC INS), 11/1/2010	1,044,760
1,000,000		Michigan State Trunk Line, Revenue Bonds, 5.25% (FGIC INS), 11/1/2013	1,075,230
1,285,000		Saginaw, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004G), 4.75% (Covenant Medical Center, Inc.), 7/1/2009	1,302,849
		TOTAL	4,701,369
		Minnesota--0.7%
270,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2010	275,187
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2011	305,568
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2012	304,443
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2009	299,166
225,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2012	223,751
		TOTAL	1,408,115
		Mississippi--1.5%
1,000,000		Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2012	1,039,310
1,000,000		Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2015	1,035,840
1,000,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2007A), 5.00% (Mississippi Baptist Health Systems, Inc.), 8/15/2010	1,032,080
		TOTAL	3,107,230
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Missouri--3.3%
$1,500,000		Blue Springs, MO, Neighborhood Improvement LT GO Bonds (Series 2006A), 4.125%, 3/1/2009	$1,502,280
1,670,000		Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,688,504
1,125,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2011	1,141,841
1,185,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2012	1,199,327
1,240,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2013	1,247,514
		TOTAL	6,779,466
		Nebraska--1.1%
730,000		Lancaster County, NE Hospital Authority No. 1, 5.00% (BryanLGH Health System), 6/1/2012	756,966
700,000		Lancaster County, NE Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2010	708,897
725,000		Lancaster County, NE Hospital Authority No. 1, Hospital Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2011	730,807
		TOTAL	2,196,670
		Nevada--0.2%
425,000		Henderson, NV, Health Facility Revenue Bonds (Series 2007B), 5.00% (Catholic Healthcare West), 7/1/2013	433,470
		New Jersey--7.4%
500,000		Bayonne, NJ Redevelopment Agency, Tax-Exempt Project Notes (Series 2007A), 5.00%, 4/11/2009	507,485
6,000,000		Bayonne, NJ, 5.00% BANs, 10/24/2008	6,037,080
680,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.70% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 3.80%), 11/1/2008	679,830
705,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 4.00% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 4.10%), 11/1/2009	705,063
2,000,000		New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2014	2,119,080
1,972,000		Weehawken Township, NJ, 4.25% BANs, 11/20/2008	1,978,310
3,000,000		Weehawken Township, NJ, 4.50% TANs, 10/10/2008	3,015,270
		TOTAL	15,042,118
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New Mexico--1.8%
$2,450,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	$2,392,352
1,335,000		Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 4.00% (Intel Corp.), 6/1/2015	1,334,720
		TOTAL	3,727,072
		New York--1.1%
2,220,000		Dutchess County, NY IDA, Revenue Bonds, 4.00% (Marist College), 7/1/2009	2,241,334
		North Carolina--3.9%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	1,049,660
525,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2010	534,965
315,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2011	321,754
725,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2012	740,631
3,000,000		North Carolina State, UT GO Bonds (Series 2003), 5.00%, 5/1/2012	3,191,910
2,000,000		North Carolina State, UT GO Bonds (Series 2006A), 5.00%, 6/1/2014	2,165,200
		TOTAL	8,004,120
		North Dakota--0.3%
500,000		Ward County, ND Health Care Facility, Revenue Bonds, 5.00% (Trinity Obligated Group, ND), 7/1/2008	500,020
		Ohio--1.8%
500,000		American Municipal Power-Ohio, Inc., Electricity Purchase Revenue Bonds (Series 2007A), 5.00% (GTD by Goldman Sachs & Co.), 2/1/2009	503,270
2,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.00%, 6/1/2014	1,988,800
1,205,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.75% TOBs (Franciscan Care Center)/(Bank One LOC), Optional Tender 3/1/2009	1,198,999
		TOTAL	3,691,069
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Oklahoma--4.3%
$5,000,000		Grand River Dam Authority, OK, Refunding Revenue Bonds (Series 2002A), 5.00% (FSA INS), 6/1/2012	$5,293,550
960,000		Oklahoma Development Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2009	979,104
2,500,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2006), 5.00% (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2010	2,596,475
		TOTAL	8,869,129
		Pennsylvania--3.4%
460,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 4.50% (Residential Resources Inc. Project), 9/1/2011	456,757
840,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 3.50% (Mercyhurst College)/(Original Issue Yield: 3.57%), 3/15/2009	839,034
865,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	859,421
215,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 3.50% (Mercyhurst College)/(Original Issue Yield: 3.57%), 3/15/2009	214,753
220,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	218,581
2,550,000	[1,2]	Geisinger Authority, PA Health System, DRIVERs (Series 1834), 3.719% (Geisinger Health System), 2/1/2015	1,382,432
1,115,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 4.00% (Good Samaritan Hospital), 11/15/2009	1,118,066
820,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2011	833,382
970,000		Philadelphia, PA Authority for Industrial Development, Adjustable Rate Revenue Bonds (Series 2003B), 4.75% TOBs (Cathedral Village), Optional Tender 4/1/2011	945,061
		TOTAL	6,867,487
		Rhode Island--0.8%
1,600,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Refunding Bonds (Series 2006A), 5.00% (Lifespan Obligated Group), 5/15/2011	1,645,376
Principal Amount			Value
		MUNICIPAL BONDS--continued
		South Carolina--3.8%
$2,000,000		Richland County, SC, Environmental Improvement Revenue & Refunding Bonds (Series 2007A), 4.60% (International Paper Co.), 9/1/2012	$1,951,020
6,000,000		South Carolina Jobs-EDA, Hospital Revenue Bonds, 2.30% (Palmetto Health Alliance), 8/1/2013 Mandatory Tender	5,775,000
		TOTAL	7,726,020
		South Dakota--0.4%
890,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.25% (Westhills Village Retirement Community), 9/1/2009	907,738
		Texas--3.8%
1,000,000		Austin, TX, Hotel Occupancy, 5.625% (United States Treasury PRF 11/15/2009@100)/ (Original Issue Yield: 5.71%), 11/15/2019	1,045,620
1,000,000		Johnson County, TX, UT GO, 5.00% (United States Treasury PRF 2/15/2010@100), (Original Issue Yield: 4.85%), 2/15/2016	1,038,080
1,000,000		North Texas Tollway Authority, (Series A), 5.10% (FGIC INS)/(Original Issue Yield: 5.20%), 1/1/2013	1,000,860
2,500,000		Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue Bonds (Series 2007A), 2.26%, 9/15/2010	2,468,750
2,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2006), 5.00% (Texas State), 4/1/2012	2,116,080
		TOTAL	7,669,390
		Utah--1.0%
1,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.25%, 7/1/2013	1,061,290
1,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.50%, 7/1/2014	1,067,170
		TOTAL	2,128,460
		Virginia--2.1%
1,000,000		Rappahannock, VA Regional Jail Authority, GANs, 4.25%, 12/1/2009	1,008,190
3,000,000		Virginia State, Refunding UT GO Bonds (Series 2004B), 5.00%, 6/1/2012	3,194,850
		TOTAL	4,203,040
		Washington--2.6%
2,500,000		Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2006A), 5.00%, 7/1/2010	2,602,925
750,000		Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2009	760,403
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Washington--continued
$890,000		Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2010	$906,429
1,105,000		Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2012	1,119,100
		TOTAL	5,388,857
		Wisconsin--0.6%
450,000		Wisconsin State HEFA, Revenue Bonds (Series 2006A), 5.00% (Wheaton Franciscan HealthCare), 8/15/2008	450,626
350,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2012	356,339
425,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2013	431,103
		TOTAL	1,238,068
		Wyoming--1.8%
3,650,000		Albany County, WY, PCRBs (Series 1985), 5.00% TOBs (Union Pacific Railroad Co.)/(GTD by Union Pacific Corp.), Optional Tender 12/1/2008	3,660,001
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $191,559,316)	190,477,308
		SHORT-TERM MUNICIPALS--3.5% [3]
		Alaska--0.1%
300,000		Valdez, AK Marine Terminal, (Series 2003A) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(GTD by BP PLC), 2.050%, 7/1/2008	300,000
		Massachusetts--1.3%
2,600,000		Massachusetts HEFA, Revenue Bonds (Series 2006L-2) Daily VRDNs (Children's Hospital Medical Center)/(AMBAC INS)/(Bank of America N.A. LIQ), 8.000%, 7/1/2008	2,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [3]
		Missouri--1.2%
$2,500,000		Missouri State HEFA, (Series 1997) Daily VRDNs (Cox Health Systems)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 9.000%, 7/1/2008	$2,500,000
		Texas--0.9%
1,850,000		Harris County, TX HFDC, (Subseries 2008A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 1.700%, 7/1/2008	1,850,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	7,250,000
		TOTAL MUNICIPAL INVESTMENTS--96.9% (IDENTIFIED COST $198,809,316) [4]	197,727,308
		OTHER ASSETS AND LIABILITIES - NET--3.1% [5]	6,284,685
		TOTAL NET ASSETS--100%	$204,011,993

At June 30, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2008, these restricted securities amounted to $2,122,462, which represented 1.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At June 30, 2008, these liquid restricted securities amounted to $1,382,432, which represented 0.7% of total net assets.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $198,798,795.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
DRIVERs	--Derivative Inverse Tax-Exempt Receipts
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2008

Assets:
Total investments in securities, at value (identified cost $198,809,316)		$197,727,308
Cash		35,279
Income receivable		2,301,038
Receivable for investments sold		4,660,000
Receivable for shares sold		160,017
TOTAL ASSETS		204,883,642
Liabilities:
Payable for shares redeemed	$565,609
Payable for Directors'/Trustees' fees	892
Payable for distribution services fee (Note 5)	7,756
Payable for shareholder services fee (Note 5)	48,713
Income distribution payable	235,804
Accrued expenses	12,875
TOTAL LIABILITIES		871,649
Net assets for 20,474,874 shares outstanding		$204,011,993
Net Assets Consist of:
Paid-in capital		$212,387,470
Net unrealized depreciation of investments		(1,082,008)
Accumulated net realized loss on investments and futures contracts		(7,293,463)
Distributions in excess of net investment income		(6)
TOTAL NET ASSETS		$204,011,993
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($146,566,923 ÷ 14,709,657 shares outstanding), no par value, unlimited shares authorized		$ 9.96
Offering price per share		$ 9.96
Redemption proceeds per share		$ 9.96
Institutional Service Shares:
Net asset value per share ($20,075,492 ÷ 2,014,824 shares outstanding), no par value, unlimited shares authorized		$ 9.96
Offering price per share		$ 9.96
Redemption proceeds per share		$ 9.96
Class A Shares:
Net asset value per share ($37,369,578 ÷ 3,750,393 shares outstanding), no par value, unlimited shares authorized		$ 9.96
Offering price per share (100/99.00 of $9.96) [1]		$10.06
Redemption proceeds per share		$ 9.96

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended June 30, 2008

Investment Income:
Interest			$8,465,700
Expenses:
Investment adviser fee (Note 5)		$841,698
Administrative personnel and services fee (Note 5)		230,000
Custodian fees		9,614
Transfer and dividend disbursing agent fees and expenses		65,046
Directors'/Trustees' fees		15,446
Auditing fees		21,000
Legal fees		16,847
Portfolio accounting fees		105,601
Distribution services fee--Institutional Service Shares (Note 5)		52,166
Distribution services fee--Class A Shares (Note 5)		102,944
Shareholder services fee--Institutional Shares (Note 5)		201,607
Shareholder services fee--Institutional Service Shares (Note 5)		41,446
Shareholder services fee--Class A Shares (Note 5)		95,959
Account administration fee--Institutional Shares		1,192
Account administration fee--Institutional Service Shares		3,836
Share registration costs		65,423
Printing and postage		45,263
Insurance premiums		5,309
Miscellaneous		11,381
TOTAL EXPENSES		1,931,778
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(377,462)
Waiver of administrative personnel and services fee (Note 5)	(42,895)
Reduction of custodian fees	(730)
Waiver of distribution services fee--Institutional Service Shares (Note 5)	(52,166)
Reimbursement of shareholder services fee--Institutional Shares (Note 5)	(201,607)
Reimbursement of account administration fee--Institutional Shares (Note 5)	(1,192)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(676,052)
Net expenses			1,255,726
Net investment income			7,209,974
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(2,263,242)
Net change in unrealized depreciation of investments			96,293
Net realized and unrealized loss on investments			(2,166,949)
Change in net assets resulting from operations			$5,043,025

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended June 30	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,209,974	$7,677,145
Net realized loss on investments	(2,263,242)	(297,665)
Net change in unrealized appreciation/depreciation of investments	96,293	92,039
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,043,025	7,471,519
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,249,815)	(6,138,482)
Institutional Service Shares	(693,173)	(646,671)
Class A Shares	(1,260,176)	(890,498)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,203,164)	(7,675,651)
Share Transactions:
Proceeds from sale of shares	51,526,264	35,096,524
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Limited Term Municipal Fund	--	72,663,328
Net asset value of shares issued to shareholders in payment of distributions declared	4,188,702	4,199,448
Cost of shares redeemed	(74,468,728)	(111,813,435)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(18,753,762)	145,865
Change in net assets	(20,913,901)	(58,267)
Net Assets:
Beginning of period	224,925,894	224,984,161
End of period (including distributions in excess of net investment income of $(6) and $(62), respectively)	$204,011,993	$224,925,894

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2008

1. ORGANIZATION

Federated Short-Intermediate Duration Municipal Trust (formerly, Federated Short-Term Municipal Trust) (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares and Institutional Service Shares are presented separately. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years. As of October 31, 2007, the Fund changed from investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of less than three years to investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years. Interest income from the Fund's investments normally (except in certain circumstances) will not be subject to the federal AMT for individuals and corporations, but may be subject to state and local taxes.

Effective December 11, 2006, the Fund began offering Class A Shares.

On December 11, 2006, the Fund received a tax-free transfer of assets from the Federated Limited Term Municipal Fund, as follows:

Shares of the Fund Issued	Federated Limited Term Municipal Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of Federated Limited Term Municipal Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
7,151,902	$72,663,328	$142,818	$196,468,284	$72,663,328	$269,131,612

1 Unrealized appreciation is included in the Federated Limited Term Municipal Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on July 1, 2007. As of and during the year ended June 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at June 30, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	2/27/2004	$740,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended June 30	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,248,421	$42,729,988	2,845,631	$28,805,523
Shares issued to shareholders in payment of distributions declared	278,034	2,793,263	312,528	3,165,288
Shares redeemed	(5,124,595)	(51,526,903)	(8,473,909)	(85,797,310)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(598,140)	$(6,003,652)	(5,315,750)	$(53,826,499)

Year Ended June 30	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	334,824	$3,369,284	264,599	$2,679,278
Shares issued in connection with the tax-free transfer of assets from Federated Limited Term Municipal Fund	--	--	1,120,051	11,379,717
Shares issued to shareholders in payment of distributions declared	41,485	416,775	33,472	338,865
Shares redeemed	(650,459)	(6,552,444)	(857,407)	(8,678,253)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(274,150)	$(2,766,385)	560,715	$5,719,607

	Year Ended 6/30/2008		Period Ended 6/30/2007 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	538,813	$5,426,992	356,725	$3,611,723
Shares issued in connection with the tax-free transfer of assets from Federated Limited Term Municipal Fund	--	--	6,031,851	61,283,611
Shares issued to shareholders in payment of distributions declared	97,401	978,664	68,724	695,295
Shares redeemed	(1,629,932)	(16,389,381)	(1,713,189)	(17,337,872)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(993,718)	$(9,983,725)	4,744,111	$48,252,757
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,866,008)	$(18,753,762)	(10,924)	$145,865

1 Reflects operations for the period from December 11, 2006 (date of initial public investment) to June 30, 2007.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities and expiration of capital loss carryforwards.

For the year ended June 30, 2008, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(704,536)	$(6,754)	$711,290

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended June 30, 2008 and 2007, was as follows:

	2008	2007
Tax-exempt income	$7,203,164	$7,675,651

As of June 30, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of net investment income	$(6)
Net unrealized depreciation	$(1,071,487)
Capital loss carryforwards and deferrals	$(7,303,984)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to discount accretion/premium amortization on debt securities.

At June 30, 2008, the cost of investments for federal tax purposes was $198,798,795. The net unrealized depreciation of investments for federal tax purposes was $1,071,487. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,285,901 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,357,388.

At June 30, 2008, the Fund had a capital loss carryforward of $5,102,937 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,003,552
2010	$ 273,223
2011	$ 932,531
2012	$ 150,771
2013	$ 963,963
2014	$ 458,259
2015	$ 983,114
2016	$ 337,524

As a result of the tax-free transfer of assets from Federated Limited Term Municipal Fund, certain capital loss carryforwards listed above may be limited.

Capital loss carryforwards of $704,536 expired during the year ended June 30, 2008.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of June 30, 2008, for federal income tax purposes, post-October losses of $2,201,047 were deferred to July 1, 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of its average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended June 30, 2008, the Adviser waived $377,462 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended June 30, 2008, the net fee paid to FAS was 0.089% of average daily net assets of the Fund. FAS waived $42,895 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended June 30, 2008, FSC voluntarily waived $52,166 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended June 30, 2008, FSC retained $7,283 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended June 30, 2008, FSSC reimbursed $201,607 of shareholder services fees and $1,192 of account administration fees. For the year ended June 30, 2008, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the year ended June 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $104,590,000 and $101,310,235, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Class A Shares (after waivers and reimbursements) will not exceed 0.48%, 0.71% and 0.98%, respectively, for the fiscal year ending June 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through August 31, 2009.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce fund expenses. For the year ended June 30, 2008, the Fund's expenses were reduced by $730 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended June 30, 2008, were as follows:

Purchases	$83,770,236
Sales	$105,154,625

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2008, there were no outstanding loans. During the year ended June 30, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2008, there were no outstanding loans. During the year ended June 30, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended June 30, 2008, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF AND SHAREHOLDERS OF FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities of Federated Short-Intermediate Duration Municipal Trust (the "Fund") (formerly, Federated Short-Term Municipal Trust), including the portfolio of investments, as of June 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Intermediate Duration Municipal Trust, at June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
August 11, 2008

Board of Trustees and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Fund comprised one portfolio, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: May 1981	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 TRUSTEE Began serving: October 1999	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: February 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1981	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1981	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.

Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since June 1996. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Evaluation and Approval of Advisory
Contract -May 2008

FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology;, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated Short-Intermediate Duration Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313907305

37173 (8/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Intermediate Duration Municipal Trust

(formerly, Federated Short-Term Municipal Trust)

ANNUAL SHAREHOLDER REPORT

June 30, 2008

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND FUND OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended June 30	2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$10.07		$10.07		$10.22	$10.27	$10.48
Income From Investment Operations:
Net investment income	0.36		0.35		0.32	0.28	0.27
Net realized and unrealized loss on investments and futures contracts	(0.11)		(0.00	) [1]	(0.15)	(0.05)	(0.21)
TOTAL FROM INVESTMENT OPERATIONS	0.25		0.35		0.17	0.23	0.06
Less Distributions:
Distributions from net investment income	(0.36)		(0.35)		(0.32)	(0.28)	(0.27)
Net Asset Value, End of Period	$9.96		$10.07		$10.07	$10.22	$10.27
Total Return [2]	2.47%		3.52%		1.66%	2.24%	0.53%

Ratios to Average Net Assets:
Net expenses	0.48	% [3]	0.48%		0.45%	0.46%	0.47%
Net investment income	3.54%		3.46%		3.11%	2.70%	2.56%
Expense waiver/reimbursement [4]	0.34%		0.28%		0.33%	0.37%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$146,567		$154,117		$207,589	$270,956	$330,354
Portfolio turnover	41%		32%		49%	31%	35%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. As of October 31, 2007, the Fund changed from investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of less than three years to investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended June 30, 2008 is 0.48% after taking into account these expense reductions.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended June 30	2008		2007		2006		2005	2004
Net Asset Value, Beginning of Period	$10.07		$10.07		$10.22		$10.27	$10.48
Income From Investment Operations:
Net investment income	0.33		0.33		0.29		0.25	0.24
Net realized and unrealized loss on investments and futures contracts	(0.11)		(0.00	) [1]	(0.15)		(0.05)	(0.21)
TOTAL FROM INVESTMENT OPERATIONS	0.22		0.33		0.14		0.20	0.03
Less Distributions:
Distributions from net investment income	(0.33)		(0.33)		(0.29)		(0.25)	(0.24)
Net Asset Value, End of Period	$9.96		$10.07		$10.07		$10.22	$10.27
Total Return [2]	2.25%		3.29%		1.44	% [3]	1.99%	0.28%

Ratios to Average Net Assets:
Net expenses	0.70	% [4]	0.71%		0.68%		0.71%	0.72%
Net investment income	3.32%		3.25%		2.87%		2.44%	2.31%
Expense waiver/reimbursement [5]	0.45%		0.41%		0.40%		0.37%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,075		$23,045		$17,396		$29,799	$45,616
Portfolio turnover	41%		32%		49%		31%	35%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. As of October 31, 2007, the Fund changed from investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of less than three years to investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years.

3 During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.03% on the total return.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended June 30, 2008 is 0.70% after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,005.50	$2.39
Institutional Service Shares	$1,000	$1,004.40	$3.49
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.48	$2.41
Institutional Service Shares	$1,000	$1,021.38	$3.52

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.48%
Institutional Service Shares	0.70%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 2.47% for Institutional Shares and 2.25% for Institutional Service Shares. 1 The total returns of the Lehman Brothers 1-Year Municipal Bond Index (LB1MI) and Lehman Brothers 3-Year Municipal Bond Index (LB3MI) were 4.95% and 5.58%, respectively, during the same period. 2 The total return of a custom blended index of the LB1MI (50%) and the LB3MI (50%) (the "Blended Index") was 5.26% during the period. 3 The fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the LB1MI, LB3MI or Blended Index.

1 The fund offers another class of shares, Class A Shares, for which a separate Annual Shareholder Report has been prepared. The fund's total return, based on net asset value, for the 12-month reporting period was 1.98% for Class A Shares. A copy of the Annual Shareholder Report for the fund's Class A Shares can be obtained free of charge by visiting www.federatedinvestors.com or by calling the fund at 1-800-341-7400. Shareholders should note that, effective October 31, 2007: (a) the fund changed its name from Federated Short-Term Municipal Trust to Federated Short-Intermediate Duration Municipal Trust; and (b) the fund invested in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years. The fund does not limit itself to securities of a particular maturity range. Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

2 The LB1MI and the LB3MI were the fund's benchmark indexes during the 12-month reporting period. Effective July 1, 2008, the fund's investment adviser has elected to change the fund's benchmark index to only the LB3MI. The LB3MI is more representative of the securities typically held by the fund. The LB1MI is the one year (1-2) component of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a minimum maturity value of at least $7 million, and mature in at least one, but not more than two, years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the alternative minimum tax (AMT). The LB3MI is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a maturity value of at least $7 million, and a maturity range of two to four years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the AMT. The LB1MI and LB3MI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the fund's performance. Indexes are unmanaged and, unlike the fund, are not affected by cash flows. It is not possible to invest directly in an index.

3 Effective July 1, 2008, the fund's investment adviser also has decided to no longer use the Blended Index as a performance benchmark for the fund. The Blended Index is a custom blended index comprised of the LB1MI (50% and 1-2 years maturity) and LB3MI (50% and 2-4 years maturity). It is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the fund's performance. Indexes are unmanaged and, unlike the fund, are not affected by cash flows. It is not possible to invest directly in an index.

The fund's investment strategy focused on: (a) managing the effective duration of its portfolio (which indicates the portfolio's price sensitivity to interest rates); 4 (b) the selection of securities with short-term maturities from one to five years (expressed by a yield curve showing the relative yield of securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as sectors); and (d) the credit quality and ratings of the portfolio securities (which indicates the risk that securities may default). 5 These were the most significant factors affecting the fund's performance relative to its benchmark indices.

The following discussion focuses on the performance of the fund's Institutional Shares. The 2.47% total return of the Institutional Shares for the reporting period consisted of 3.56% of tax-exempt dividends and (1.09)% of price depreciation in the net asset value of the shares. 6

MARKET OVERVIEW

During the 12-month reporting period the market's perception of risk changed significantly. Market volatility spiked and a credit crunch developed as banks tightened credit standards and the money markets suffered dislocations in response to the bursting of the housing bubble. Toward the end of the period, conditions in the market for subprime mortgages and related instruments, including segments of the asset-backed commercial paper market, deteriorated sharply. This led to volatile financial market conditions and an increased investor preference for assets that traditionally have been perceived as less "risky" or "safer assets" as well as revisions in expectations concerning Federal Reserve (the "Fed") policy. During the period, the Fed reduced the Federal Funds Target Rate ("FFTR") from 5.25% to 2.00% as economic growth suffered. At the end of the period, the Fed shifted its focus from downside risks to growth to concern over the upside risks to inflation, and kept the "FFTR" unchanged.

4 Bond prices are sensitive to interest rates and a rise in interest rates can cause a decline in their prices.

5 Shareholders should note that, at its August 2007 meeting, the Board of Trustees of the fund approved the adoption of a non-fundamental operating policy for the fund under which the fund will invest at least a majority of its assets in securities rated investment-grade (or unrated securities of comparable quality), and may purchase securities rated below investment-grade (or unrated securities of comparable quality), which are also known as junk bonds, up to 49% of its assets. The fund will not have a specific minimum quality rating. Investment-grade securities are securities that are rated at least BBB or unrated securities of comparable quality. Noninvestment-grade securities are securities that are not rated at least BBB or unrated securities of comparable quality. Credit ratings are an indication of the risk that a security may default. They do not protect against credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default. Prior to the adoption of this non-fundamental operating policy, the fund could invest up to 100% of its assets in fixed-income securities rated BBB or in unrated but comparable securities.

6 Income may be subject to state and local taxes. Shareholders should note that, beginning on October 31, 2007, the fund gained the ability to invest in certain securities (such as, market discount bonds, credit default swaps and other derivative contracts and other permissible investments) that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes). Shareholders also should note that, after October 31, 2007, the fund's assets normally (except in certain circumstances) were, and will be, invested entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals and corporations.

Over most of the period, short-term interest rates (i.e., two-year Treasury notes) moved sharply lower reflecting Fed policy, a flight to quality and liquidity, and credit market concerns before inflationary concerns due to energy and commodities emerged in April causing rates to reverse course and move moderately higher. In this environment, tax-exempt municipal credit spreads widened, or the yield difference between AAA-rated tax-exempt municipal bonds and bonds of lower credit quality and similar maturity increased.

Financial markets have remained under considerable stress and credit conditions have tightened further for businesses and households, while information available at or near the end of the reporting period pointed to a deepening of housing contraction as well as softening in the labor markets. The tax-exempt municipal bond market was not immune from the events in the housing and mortgage markets. Credit risk and liquidity concerns resulted in a widening of municipal credit spreads and a steepening of the tax-exempt municipal yield curve with short-term rates declining and long-term interest rates rising (that is, as securities provided higher incremental income or yield as maturities became longer, the amount of the increase in incremental income was more or steepened). Because of this significant yield curve steepening, short and intermediate (1- to 3-, and 3- to 10-year) maturity bonds outperformed long-term maturity bonds (10+ years) during the period.

During the 12-month reporting period, the two-year Treasury note yield reflected market volatility, moving from 4.85% at the beginning of the reporting period to a low of 1.35% in March of 2008, before ending the reporting period at 2.59%. The two-year tax-exempt municipal bond yield reacted with far less volatility as yields moved from 3.81% at the beginning of the reporting period to a low of 2.05% in February of 2008, before ending the reporting period at 2.57%.

DURATION

During the 12-month reporting period, the fund's dollar-weighted average duration typically ranged from 2.20 to 2.60 years, which was long compared to the approximate duration average of the LB1MI (1.38 years duration), and close compared to the approximate duration average of the LB3MI (2.65 years duration) at the end of the reporting period. The fund's adviser considered the duration of the Blended Index, about 2.00 years, as a neutral position in managing duration of the fund. Duration management remained a significant component of the fund's investment strategy and had a positive impact on performance during the period as the adviser sought to take advantage of changing market expectations concerning short-term interest rate movements.

As determined at the end of the 12-month reporting period, the fund's duration averaged approximately 2.40 years, which was slightly shorter than the duration of the LB3MI and longer than the duration of the LB1MI and the Blended Index. The shorter/longer a fund's duration relative to an index, the less/more its net asset value will react as interest rates change. As a result, as short and intermediate tax-exempt municipal yields fell, the fund's generally longer duration benefited the net asset value of the fund.

MATURITY AND YIELD CURVE

To achieve the fund's duration targets and to maintain the duration of the fund during the reporting period, the fund focused on buying tax-exempt municipal bonds maturing inside of eight years, with many of the new purchases being of tax-exempt municipal bonds with maturities from three to seven years. This decision to purchase three- to seven-year bonds helped boost fund performance relative to the LB1MI and LB3MI as bonds in this maturity range outperformed those bonds contained in the LB1MI (one to two years) and many of those in the LB3MI (two to four years) especially as interest rates declined during the period.

However, at the beginning of the reporting period, the fund had over 25% of the portfolio maturing inside of one year, and since neither the LB1MI nor the LB3MI has a one year or less weighting, this hurt the fund's performance relative to both indices.

SECTOR ALLOCATION

During the 12-month reporting period, the fund allocated more of its portfolio to securities issued by hospitals and senior care projects. The fund also allocated less of the portfolio to general obligation bonds issued by cities, states and school districts as well as bonds pre-refunded by U.S. Treasuries. These allocations hurt the fund's performance due to the widening of credit spreads within these sectors and the demand by investors for the higher relative quality of pre-refunded and general obligation bonds. The municipal bond insurance companies that had insured mortgage-backed related securities also experienced credit weakening as the housing market deteriorated during the period. This had a negative price impact on tax-exempt municipal bonds owned by the fund that are insured by municipal bond insurers such as Radian Assurance, Federal Guaranty Insurance Corporation and XL Capital Assurance, Inc.

CREDIT QUALITY

Although there was no appreciable change in fundamental municipal market credit quality during the 12-month reporting period, both the change in risk-taking by investors and the negative impact on market liquidity resulted in underperformance of bonds rated A and BBB relative to bonds rated in the higher rating categories. With the increase in credit spreads in the second half of the period, and the widening of credit spreads to a greater extent for A- and BBB-rated (or comparable quality) debt, the fund's overweight, relative to the LB1MI and LB3MI, in A- and BBB-rated debt during the reporting period hurt the fund's performance as the yield on lower rated debt increased to a greater extent than for other investment-grade securities. 5

GROWTH OF A $25,000 INVESTMENT-INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Short-Intermediate Duration Municipal Trust (Institutional Shares) (the "Fund") from June 30, 1998 to June 30, 2008, compared to the Lehman Brothers 1-Year Municipal Bond Index (LB1MI), 2 the Lehman Brothers 3-Year Municipal Bond Index (LB3MI) 2,3 and a blend of indexes comprised of 50% of the LB1MI and 50% of the LB3MI (the "Blended Index"). 2

Average Annual Total Returns for the Period Ended 6/30/2008
1 Year	2.47%
5 Years	2.08%
10 Years	3.22%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the fund. The fund's performance assumes the reinvestment of all dividends and distributions. The LB1MI and LB3MI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LB1MI is the one year (1-2) component of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a minimum maturity value of at least $7 million and mature in at least one, but not more than two, years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the alternative minimum tax (AMT). The LB3MI is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a maturity value of at least $7 million, and a maturity range of two to four years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the AMT. The Blended Index is a custom blended index comprised of the LB1MI (50% and 1-2 years maturity) and LB3MI (50% and 2-4 years maturity). Indexes are unmanaged, and unlike the fund, are not affected by cash flows. The LB1MI, LB3MI and the Blended Index are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. It is not possible to invest directly in an index.

3 The LB1MI and the LB3MI were the fund's benchmark indexes during the 12-month reporting period. Effective July 1, 2008, the fund's investment adviser has elected to change the fund's benchmark index to only the LB3MI. The LB3MI is more representative of the securities typically held by the fund. Effective July 1, 2008, the fund's investment adviser also has decided to no longer use the Blended Index as a performance benchmark for the fund.

GROWTH OF A $25,000 INVESTMENT-INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Short-Intermediate Duration Municipal Trust (Institutional Service Shares) (the "Fund") from June 30, 1998 to June 30, 2008, compared to the Lehman Brothers 1-Year Municipal Bond Index (LB1MI), 2 the Lehman Brothers 3-Year Municipal Bond Index (LB3MI) 2,3 and a blend of indexes comprised of 50% of the LB1MI and 50% of the LB3MI (the "Blended Index"). 2

Average Annual Total Returns for the Period Ended 6/30/2008
1 Year	2.25%
5 Years	1.84%
10 Years	2.97%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1MI and LB3MI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LB1MI is the one year (1-2) component of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a minimum maturity value of at least $7 million, and mature in at least one, but not more than two, years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the alternative minimum tax (AMT). The LB3MI is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a maturity value of at least $7 million, and a maturity range of two to four years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the AMT. The Blended Index is a custom blended index comprised of the LB1MI (50% and 1-2 years maturity) and LB3MI (50% and 2-4 years maturity). Indexes are unmanaged, and unlike the fund, are not affected by cash flows. The LB1MI, LB3MI and the Blended Index are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the fund's performance. It is not possible to invest directly in an index.

3 The LB1MI and the LB3MI were the fund's benchmark indexes during the 12-month reporting period. Effective July 1, 2008, the fund's investment adviser has elected to change the fund's benchmark index to only the LB3MI. The LB3MI is more representative of the securities typically held by the fund. Effective July 1, 2008, the fund's investment adviser also has decided to no longer use the Blended Index as a performance benchmark for the fund.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At June 30, 2008, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Insured	26.6%
Hospital	18.2%
Senior Care	11.2%
General Obligation--Local	9.7%
General Obligation--State	8.1%
Industrial Development/Pollution Control	5.7%
Electric & Gas	3.9%
Public Power	2.7%
Education	2.6%
Bank Enhanced	2.1%
Other [2]	6.1%
Other Assets and Liabilities--Net [3]	3.1%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector.

2 For purposes of this table, sector classifications constitute 90.8% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2008

Principal Amount			Value
		MUNICIPAL BONDS--93.4%
		Alabama--3.9%
$650,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2010	$667,524
500,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2011	512,915
550,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2012	562,100
2,000,000		Mobile, AL IDB, PCRBs (Series 2007C), 5.00% TOBs (Alabama Power Co.), Mandatory Tender 3/19/2015	2,028,340
1,000,000		Mobile, AL IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011	977,130
1,000,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2012	996,730
1,000,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2013	986,700
1,170,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2014	1,147,571
		TOTAL	7,879,010
		Arkansas--0.6%
1,190,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	1,133,963
		California--2.2%
3,000,000		California Health Facilities Financing Authority, INS Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(GTD by California Mortgage Insurance), 7/1/2011	3,021,090
1,500,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	1,501,530
		TOTAL	4,522,620
		Colorado--7.5%
2,375,000		Adonea, CO Metropolitan District No. 2, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	2,382,837
140,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	141,616
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--continued
$1,770,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2010	$1,814,179
1,000,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	1,012,250
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2010	511,025
1,300,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2011	1,324,050
2,135,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2012	2,161,901
2,700,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 12/1/2010	2,747,358
2,705,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 12/1/2011	2,747,928
490,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	495,655
		TOTAL	15,338,799
		Connecticut--1.4%
2,630,000		Connecticut State, Refunding UT GO Bonds (Series 2001E), 5.00%, 11/15/2011	2,785,827
		Delaware--0.3%
635,000		Delaware Health Facilities Authority, Revenue Bonds (Series 2005A), 5.00% (Beebe Medical Center), 6/1/2010	645,427
		District of Columbia--0.5%
1,000,000		District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.00% (FGIC INS), 2/1/2012	1,026,440
		Florida--6.7%
3,000,000		Alachua County, FL Health Facilities Authority, Revenue Bonds (Series 2007A), 2.667% (Shands Teaching Hospital and Clinics, Inc.), 12/1/2037	2,352,000
740,000	[1]	Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	740,030
1,000,000		Halifax Hospital Medical Center, FL, 5.00%, 6/1/2012	1,013,370
1,000,000		Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/Sunbelt Obligated Group), 11/15/2010	1,031,550
2,000,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (XL Capital Assurance Inc. INS), 7/1/2010	2,076,400
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--continued
$3,445,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (XL Capital Assurance Inc. INS), 7/1/2011	$3,603,091
1,000,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2013	1,065,720
1,000,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2014	1,068,530
640,000		Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance INS), 10/15/2011	652,826
		TOTAL	13,603,517
		Georgia--6.5%
3,000,000		Burke County, GA Development Authority, PCRBs (Fifth Series 1994), 4.375% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2010	3,028,080
2,100,000		Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(MBIA Insurance Corp. INS), Mandatory Tender 4/1/2011	2,126,334
5,000,000		Clarke County, GA School District, GO Bonds (Series 2007), 5.00% (GTD by Georgia State), 9/1/2010	5,229,350
935,000		Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2010	925,126
2,000,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	1,978,980
		TOTAL	13,287,870
		Illinois--4.5%
2,000,000		Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (FSA INS), 11/1/2015	2,158,020
3,000,000		Illinois Development Finance Authority, Adjustable-Rate Gas Supply Refunding Revenue Bonds (Series 2003B), 3.75% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 2/1/2012	2,927,130
250,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2010	254,282
760,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2011	772,677
800,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2012	812,024
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Illinois--continued
$1,200,000		Quincy, IL, Revenue Refunding Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2010	$1,240,080
1,000,000		Quincy, IL, Revenue Refunding Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2011	1,034,110
		TOTAL	9,198,323
		Indiana--1.3%
815,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2009	832,123
860,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2010	885,946
1,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds (Series 2006B), 5.00% (Clarian Health Partners, Inc.), 2/15/2010	1,022,500
		TOTAL	2,740,569
		Iowa--1.5%
1,000,000		Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.00% (Care Initiatives), 7/1/2009	996,340
1,000,000		Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2011	996,030
1,000,000		Iowa Finance Authority, PCR Refunding Bonds (Series 2005), 5.00% (Interstate Power and Light Co.)/(FGIC INS), 7/1/2014	985,000
		TOTAL	2,977,370
		Kansas--3.5%
350,000		Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2012	362,302
2,105,000		Saline County, KS Unified School District No. 305, Refunding & Improvement UT GO Bonds, 5.25% (FSA INS), 9/1/2010	2,213,913
1,190,000		Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009	1,190,452
3,165,000		Wichita, KS Water & Sewer Utility, Refunding Revenue Bonds (Series 2005A), 5.00% (FGIC INS), 10/1/2011	3,302,867
		TOTAL	7,069,534
		Louisiana--3.0%
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2009	2,031,220
4,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.25% (AMBAC INS), 6/1/2010	4,101,200
		TOTAL	6,132,420
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Michigan--2.3%
$500,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2009	$504,815
750,000		Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2012	773,715
1,000,000		Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC INS), 11/1/2010	1,044,760
1,000,000		Michigan State Trunk Line, Revenue Bonds, 5.25% (FGIC INS), 11/1/2013	1,075,230
1,285,000		Saginaw, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004G), 4.75% (Covenant Medical Center, Inc.), 7/1/2009	1,302,849
		TOTAL	4,701,369
		Minnesota--0.7%
270,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2010	275,187
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2011	305,568
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2012	304,443
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2009	299,166
225,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2012	223,751
		TOTAL	1,408,115
		Mississippi--1.5%
1,000,000		Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2012	1,039,310
1,000,000		Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2015	1,035,840
1,000,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2007A), 5.00% (Mississippi Baptist Health Systems, Inc.), 8/15/2010	1,032,080
		TOTAL	3,107,230
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Missouri--3.3%
$1,500,000		Blue Springs, MO, Neighborhood Improvement LT GO Bonds (Series 2006A), 4.125%, 3/1/2009	$1,502,280
1,670,000		Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,688,504
1,125,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2011	1,141,841
1,185,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2012	1,199,327
1,240,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2013	1,247,514
		TOTAL	6,779,466
		Nebraska--1.1%
730,000		Lancaster County, NE Hospital Authority No. 1, 5.00% (BryanLGH Health System), 6/1/2012	756,966
700,000		Lancaster County, NE Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2010	708,897
725,000		Lancaster County, NE Hospital Authority No. 1, Hospital Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2011	730,807
		TOTAL	2,196,670
		Nevada--0.2%
425,000		Henderson, NV, Health Facility Revenue Bonds (Series 2007B), 5.00% (Catholic Healthcare West), 7/1/2013	433,470
		New Jersey--7.4%
500,000		Bayonne, NJ Redevelopment Agency, Tax-Exempt Project Notes (Series 2007A), 5.00%, 4/11/2009	507,485
6,000,000		Bayonne, NJ, 5.00% BANs, 10/24/2008	6,037,080
680,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.70% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 3.80%), 11/1/2008	679,830
705,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 4.00% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 4.10%), 11/1/2009	705,063
2,000,000		New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2014	2,119,080
1,972,000		Weehawken Township, NJ, 4.25% BANs, 11/20/2008	1,978,310
3,000,000		Weehawken Township, NJ, 4.50% TANs, 10/10/2008	3,015,270
		TOTAL	15,042,118
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New Mexico--1.8%
$2,450,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	$2,392,352
1,335,000		Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 4.00% (Intel Corp.), 6/1/2015	1,334,720
		TOTAL	3,727,072
		New York--1.1%
2,220,000		Dutchess County, NY IDA, Revenue Bonds, 4.00% (Marist College), 7/1/2009	2,241,334
		North Carolina--3.9%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	1,049,660
525,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2010	534,965
315,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2011	321,754
725,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2012	740,631
3,000,000		North Carolina State, UT GO Bonds (Series 2003), 5.00%, 5/1/2012	3,191,910
2,000,000		North Carolina State, UT GO Bonds (Series 2006A), 5.00%, 6/1/2014	2,165,200
		TOTAL	8,004,120
		North Dakota--0.3%
500,000		Ward County, ND Health Care Facility, Revenue Bonds, 5.00% (Trinity Obligated Group, ND), 7/1/2008	500,020
		Ohio--1.8%
500,000		American Municipal Power-Ohio, Inc., Electricity Purchase Revenue Bonds (Series 2007A), 5.00% (GTD by Goldman Sachs & Co.), 2/1/2009	503,270
2,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.00%, 6/1/2014	1,988,800
1,205,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.75% TOBs (Franciscan Care Center)/(Bank One LOC), Optional Tender 3/1/2009	1,198,999
		TOTAL	3,691,069
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Oklahoma--4.3%
$5,000,000		Grand River Dam Authority, OK, Refunding Revenue Bonds (Series 2002A), 5.00% (FSA INS), 6/1/2012	$5,293,550
960,000		Oklahoma Development Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2009	979,104
2,500,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2006), 5.00% (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2010	2,596,475
		TOTAL	8,869,129
		Pennsylvania--3.4%
460,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 4.50% (Residential Resources Inc. Project), 9/1/2011	456,757
840,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 3.50% (Mercyhurst College)/(Original Issue Yield: 3.57%), 3/15/2009	839,034
865,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	859,421
215,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 3.50% (Mercyhurst College)/(Original Issue Yield: 3.57%), 3/15/2009	214,753
220,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	218,581
2,550,000	[1,2]	Geisinger Authority, PA Health System, DRIVERs (Series 1834), 3.719% (Geisinger Health System), 2/1/2015	1,382,432
1,115,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 4.00% (Good Samaritan Hospital), 11/15/2009	1,118,066
820,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2011	833,382
970,000		Philadelphia, PA Authority for Industrial Development, Adjustable Rate Revenue Bonds (Series 2003B), 4.75% TOBs (Cathedral Village), Optional Tender 4/1/2011	945,061
		TOTAL	6,867,487
		Rhode Island--0.8%
1,600,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Refunding Bonds (Series 2006A), 5.00% (Lifespan Obligated Group), 5/15/2011	1,645,376
Principal Amount			Value
		MUNICIPAL BONDS--continued
		South Carolina--3.8%
$2,000,000		Richland County, SC, Environmental Improvement Revenue & Refunding Bonds (Series 2007A), 4.60% (International Paper Co.), 9/1/2012	$1,951,020
6,000,000		South Carolina Jobs-EDA, Hospital Revenue Bonds, 2.30% (Palmetto Health Alliance), 8/1/2013 Mandatory Tender	5,775,000
		TOTAL	7,726,020
		South Dakota--0.4%
890,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.25% (Westhills Village Retirement Community), 9/1/2009	907,738
		Texas--3.8%
1,000,000		Austin, TX, Hotel Occupancy, 5.625% (United States Treasury PRF 11/15/2009@100)/ (Original Issue Yield: 5.71%), 11/15/2019	1,045,620
1,000,000		Johnson County, TX, UT GO, 5.00% (United States Treasury PRF 2/15/2010@100), (Original Issue Yield: 4.85%), 2/15/2016	1,038,080
1,000,000		North Texas Tollway Authority, (Series A), 5.10% (FGIC INS)/(Original Issue Yield: 5.20%), 1/1/2013	1,000,860
2,500,000		Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue Bonds (Series 2007A), 2.26%, 9/15/2010	2,468,750
2,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2006), 5.00% (Texas State), 4/1/2012	2,116,080
		TOTAL	7,669,390
		Utah--1.0%
1,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.25%, 7/1/2013	1,061,290
1,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.50%, 7/1/2014	1,067,170
		TOTAL	2,128,460
		Virginia--2.1%
1,000,000		Rappahannock, VA Regional Jail Authority, GANs, 4.25%, 12/1/2009	1,008,190
3,000,000		Virginia State, Refunding UT GO Bonds (Series 2004B), 5.00%, 6/1/2012	3,194,850
		TOTAL	4,203,040
		Washington--2.6%
2,500,000		Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2006A), 5.00%, 7/1/2010	2,602,925
750,000		Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2009	760,403
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Washington--continued
$890,000		Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2010	$906,429
1,105,000		Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2012	1,119,100
		TOTAL	5,388,857
		Wisconsin--0.6%
450,000		Wisconsin State HEFA, Revenue Bonds (Series 2006A), 5.00% (Wheaton Franciscan HealthCare), 8/15/2008	450,626
350,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2012	356,339
425,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2013	431,103
		TOTAL	1,238,068
		Wyoming--1.8%
3,650,000		Albany County, WY, PCRBs (Series 1985), 5.00% TOBs (Union Pacific Railroad Co.)/(GTD by Union Pacific Corp.), Optional Tender 12/1/2008	3,660,001
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $191,559,316)	190,477,308
		SHORT-TERM MUNICIPALS--3.5% [3]
		Alaska--0.1%
300,000		Valdez, AK Marine Terminal, (Series 2003A) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(GTD by BP PLC), 2.050%, 7/1/2008	300,000
		Massachusetts--1.3%
2,600,000		Massachusetts HEFA, Revenue Bonds (Series 2006L-2) Daily VRDNs (Children's Hospital Medical Center)/(AMBAC INS)/(Bank of America N.A. LIQ), 8.000%, 7/1/2008	2,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [3]
		Missouri--1.2%
$2,500,000		Missouri State HEFA, (Series 1997) Daily VRDNs (Cox Health Systems)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 9.000%, 7/1/2008	$2,500,000
		Texas--0.9%
1,850,000		Harris County, TX HFDC, (Subseries 2008A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 1.700%, 7/1/2008	1,850,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	7,250,000
		TOTAL MUNICIPAL INVESTMENTS--96.9% (IDENTIFIED COST $198,809,316) [4]	197,727,308
		OTHER ASSETS AND LIABILITIES - NET--3.1% [5]	6,284,685
		TOTAL NET ASSETS--100%	$204,011,993

At June 30, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2008, these restricted securities amounted to $2,122,462, which represented 1.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At June 30, 2008, these liquid restricted securities amounted to $1,382,432, which represented 0.7% of total net assets.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $198,798,795.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
DRIVERs	--Derivative Inverse Tax-Exempt Receipts
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2008

Assets:
Total investments in securities, at value (identified cost $198,809,316)		$197,727,308
Cash		35,279
Income receivable		2,301,038
Receivable for investments sold		4,660,000
Receivable for shares sold		160,017
TOTAL ASSETS		204,883,642
Liabilities:
Payable for shares redeemed	$565,609
Payable for Directors'/Trustees' fees	892
Payable for distribution services fee (Note 5)	7,756
Payable for shareholder services fee (Note 5)	48,713
Income distribution payable	235,804
Accrued expenses	12,875
TOTAL LIABILITIES		871,649
Net assets for 20,474,874 shares outstanding		$204,011,993
Net Assets Consist of:
Paid-in capital		$212,387,470
Net unrealized depreciation of investments		(1,082,008)
Accumulated net realized loss on investments and futures contracts		(7,293,463)
Distributions in excess of net investment income		(6)
TOTAL NET ASSETS		$204,011,993
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($146,566,923 ÷ 14,709,657 shares outstanding), no par value, unlimited shares authorized		$ 9.96
Offering price per share		$ 9.96
Redemption proceeds per share		$ 9.96
Institutional Service Shares:
Net asset value per share ($20,075,492 ÷ 2,014,824 shares outstanding), no par value, unlimited shares authorized		$ 9.96
Offering price per share		$ 9.96
Redemption proceeds per share		$ 9.96
Class A Shares:
Net asset value per share ($37,369,578 ÷ 3,750,393 shares outstanding), no par value, unlimited shares authorized		$ 9.96
Offering price per share (100/99.00 of $9.96) [1]		$10.06
Redemption proceeds per share		$ 9.96

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended June 30, 2008

Investment Income:
Interest			$8,465,700
Expenses:
Investment adviser fee (Note 5)		$841,698
Administrative personnel and services fee (Note 5)		230,000
Custodian fees		9,614
Transfer and dividend disbursing agent fees and expenses		65,046
Directors'/Trustees' fees		15,446
Auditing fees		21,000
Legal fees		16,847
Portfolio accounting fees		105,601
Distribution services fee--Institutional Service Shares (Note 5)		52,166
Distribution services fee--Class A Shares (Note 5)		102,944
Shareholder services fee--Institutional Shares (Note 5)		201,607
Shareholder services fee--Institutional Service Shares (Note 5)		41,446
Shareholder services fee--Class A Shares (Note 5)		95,959
Account administration fee--Institutional Shares		1,192
Account administration fee--Institutional Service Shares		3,836
Share registration costs		65,423
Printing and postage		45,263
Insurance premiums		5,309
Miscellaneous		11,381
TOTAL EXPENSES		1,931,778
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(377,462)
Waiver of administrative personnel and services fee (Note 5)	(42,895)
Reduction of custodian fees	(730)
Waiver of distribution services fee--Institutional Service Shares (Note 5)	(52,166)
Reimbursement of shareholder services fee--Institutional Shares (Note 5)	(201,607)
Reimbursement of account administration fee--Institutional Shares (Note 5)	(1,192)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(676,052)
Net expenses			1,255,726
Net investment income			7,209,974
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(2,263,242)
Net change in unrealized depreciation of investments			96,293
Net realized and unrealized loss on investments			(2,166,949)
Change in net assets resulting from operations			$5,043,025

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended June 30	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,209,974	$7,677,145
Net realized loss on investments	(2,263,242)	(297,665)
Net change in unrealized appreciation/depreciation of investments	96,293	92,039
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,043,025	7,471,519
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,249,815)	(6,138,482)
Institutional Service Shares	(693,173)	(646,671)
Class A Shares	(1,260,176)	(890,498)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,203,164)	(7,675,651)
Share Transactions:
Proceeds from sale of shares	51,526,264	35,096,524
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Limited Term Municipal Fund	--	72,663,328
Net asset value of shares issued to shareholders in payment of distributions declared	4,188,702	4,199,448
Cost of shares redeemed	(74,468,728)	(111,813,435)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(18,753,762)	145,865
Change in net assets	(20,913,901)	(58,267)
Net Assets:
Beginning of period	224,925,894	224,984,161
End of period (including distributions in excess of net investment income of $(6) and $(62), respectively)	$204,011,993	$224,925,894

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2008

1. ORGANIZATION

Federated Short-Intermediate Duration Municipal Trust (formerly, Federated Short-Term Municipal Trust) (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years. As of October 31, 2007, the Fund changed from investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of less than three years to investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years. Interest income from the Fund's investments normally (except in certain circumstances) will not be subject to the federal AMT for individuals and corporations, but may be subject to state and local taxes.

Effective December 11, 2006, the Fund began offering Class A Shares.

On December 11, 2006, the Fund received a tax-free transfer of assets from the Federated Limited Term Municipal Fund, as follows:

Shares of the Fund Issued	Federated Limited Term Municipal Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of Federated Limited Term Municipal Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
7,151,902	$72,663,328	$142,818	$196,468,284	$72,663,328	$269,131,612

1 Unrealized appreciation is included in the Federated Limited Term Municipal Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on July 1, 2007. As of and during the year ended June 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at June 30, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	2/27/2004	$740,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended June 30	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,248,421	$42,729,988	2,845,631	$28,805,523
Shares issued to shareholders in payment of distributions declared	278,034	2,793,263	312,528	3,165,288
Shares redeemed	(5,124,595)	(51,526,903)	(8,473,909)	(85,797,310)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(598,140)	$(6,003,652)	(5,315,750)	$(53,826,499)

Year Ended June 30	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	334,824	$3,369,284	264,599	$2,679,278
Shares issued in connection with the tax-free transfer of assets from Federated Limited Term Municipal Fund	--	--	1,120,051	11,379,717
Shares issued to shareholders in payment of distributions declared	41,485	416,775	33,472	338,865
Shares redeemed	(650,459)	(6,552,444)	(857,407)	(8,678,253)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(274,150)	$(2,766,385)	560,715	$5,719,607

	Year Ended 6/30/2008		Period Ended 6/30/2007 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	538,813	$5,426,992	356,725	$3,611,723
Shares issued in connection with the tax-free transfer of assets from Federated Limited Term Municipal Fund	--	--	6,031,851	61,283,611
Shares issued to shareholders in payment of distributions declared	97,401	978,664	68,724	695,295
Shares redeemed	(1,629,932)	(16,389,381)	(1,713,189)	(17,337,872)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(993,718)	$(9,983,725)	4,744,111	$48,252,757
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,866,008)	$(18,753,762)	(10,924)	$145,865

1 Reflects operations for the period from December 11, 2006 (date of initial public investment) to June 30, 2007.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities and expiration of capital loss carryforwards.

For the year ended June 30, 2008, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(704,536)	$(6,754)	$711,290

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended June 30, 2008 and 2007, was as follows:

	2008	2007
Tax-exempt income	$7,203,164	$7,675,651

As of June 30, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of net investment income	$(6)
Net unrealized depreciation	$(1,071,487)
Capital loss carryforwards and deferrals	$(7,303,984)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to discount accretion/premium amortization on debt securities.

At June 30, 2008, the cost of investments for federal tax purposes was $198,798,795. The net unrealized depreciation of investments for federal tax purposes was $1,071,487. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,285,901 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,357,388.

At June 30, 2008, the Fund had a capital loss carryforward of $5,102,937 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,003,552
2010	$ 273,223
2011	$ 932,531
2012	$ 150,771
2013	$ 963,963
2014	$ 458,259
2015	$ 983,114
2016	$ 337,524

As a result of the tax-free transfer of assets from Federated Limited Term Municipal Fund, certain capital loss carryforwards listed above may be limited.

Capital loss carryforwards of $704,536 expired during the year ended June 30, 2008.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of June 30, 2008, for federal income tax purposes, post-October losses of $2,201,047 were deferred to July 1, 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of its average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended June 30, 2008, the Adviser waived $377,462 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended June 30, 2008, the net fee paid to FAS was 0.089% of average daily net assets of the Fund. FAS waived $42,895 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended June 30, 2008, FSC voluntarily waived $52,166 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended June 30, 2008, FSC retained $7,283 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended June 30, 2008, FSSC reimbursed $201,607 of shareholder services fees and $1,192 of account administration fees. For the year ended June 30, 2008, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the year ended June 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $104,590,000 and $101,310,235, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Class A Shares (after waivers and reimbursements) will not exceed 0.48%, 0.71% and 0.98%, respectively, for the fiscal year ending June 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through August 31, 2009.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce fund expenses. For the year ended June 30, 2008, the Fund's expenses were reduced by $730 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended June 30, 2008, were as follows:

Purchases	$83,770,236
Sales	$105,154,625

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2008, there were no outstanding loans. During the year ended June 30, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2008, there were no outstanding loans. During the year ended June 30, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended June 30, 2008, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF AND SHAREHOLDERS OF FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities of Federated Short-Intermediate Duration Municipal Trust (the "Fund") (formerly, Federated Short-Term Municipal Trust), including the portfolio of investments, as of June 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Intermediate Duration Municipal Trust, at June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
August 11, 2008

Board of Trustees and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Fund comprised one portfolio, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: May 1981	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 TRUSTEE Began serving: October 1999	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: February 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1981	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1981	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.

Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since June 1996. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Evaluation and Approval of Advisory
Contract -May 2008

FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology;, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated Short-Intermediate Duration Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313907107
Cusip 313907206

28588 (8/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Thomas G. Bigley, Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 – $22,200

Fiscal year ended 2007 - $21,000

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $2,887 respectively. Fiscal year ended 2007 – Fees for review of N-14 merger documents.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008- $0

Fiscal year ended 2007- $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008- $0

Fiscal year ended 2007- $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $9,858 and $0 respectively.  Fiscal year ended 2008- Discussion related to accounting for swaps.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2008– 0%

Fiscal year ended 2007- 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2008– 0%

Fiscal year ended 2007– 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2008– 0%

Fiscal year ended 2007– 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2008- $176,812

Fiscal year ended 2007- $172,000

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Short-Intermediate Duration Municipal Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	August 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher, Principal Executive Officer
Date August 7, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date August 7, 2008